Interim condensed consolidated statement of cash flow $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 COP ($)	Jun. 30, 2020 COP ($)
Cash flow provided by operating activities:
Net profit for the period	$ 7,128,552	$ 335,498
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense	3,641,359	908,951
Depreciation, depletion and amortization	4,697,645	4,526,524
Foreign exchange loss (gain)	258,101	(32,991)
Realization of other comprehensive income from the sale of a joint venture	(361,728)	0
Finance expenses of loans and borrowings	1,166,137	1,138,478
Finance cost of post-employment benefits and abandonment costs	463,996	433,306
Write off of exploratory assets and dry wells	170,204	100,186
Loss on disposal of non-current assets	17,441	2,233
Gain derived from business combinations	0	(1,373,112)
Gain on loss of control	0	(65,570)
Impairment loss of short-term assets	18,844	7,304
(Reversal) of impairment loss / impairment loss of non-current assets	(3,446)	1,204,279
Loss (gain) on fair value adjustment of financial assets	18,978	(42,499)
Loss (gain) on hedging transactions with derivatives	9,931	(87,959)
Share of profit of associates and joint ventures	(115,236)	(61,965)
Hedge ineffectiveness	14,190	8,384
Realized loss on foreign exchange cash flow hedges	81,096	97,111
Net change in operational assets and liabilities:
Trade and other receivables	(4,625,360)	893,520
Inventories	(1,969,700)	821,844
Trade and other payables	691,693	(3,428,039)
Tax assets and liabilities	(1,386,835)	(1,200,357)
Provisions for employee benefits	(323,663)	(7,565)
Provisions and contingencies	76,363	(111,621)
Other assets and liabilities	49,025	242,399
Cash flows from (used in) operations	9,717,587	4,308,339
Income taxes paid	(3,470,634)	(3,983,753)
Net cash provided by operating activities	6,246,953	324,586
Cash flow used in investing activities:
Investment in property, plant and equipment	(2,257,841)	(1,982,520)
Investment in natural and environmental resources	(2,866,790)	(3,842,198)
Acquisitions of intangibles	(63,345)	(20,279)
Sales (purchases) of other financial asset	1,706,698	(571,512)
Interests received	67,855	179,505
Dividends received	82,038	71,834
Proceeds from sales of assets	10,758	9,446
Net cash used in investment activities	(3,320,627)	(6,155,724)
Cash flow used in financing activities:
Proceeds from borrowings	70,125	11,875,213
Repayment of borrowings	(751,216)	(747,509)
Interest payments	(1,213,422)	(1,054,873)
Lease payments	(150,191)	(171,260)
Dividends paid	(1,150,541)	(2,336,560)
Net cash (used in) provided by financing activities	(3,195,245)	7,565,011
Exchange difference in cash and cash equivalents	208,155	438,316
Net (decrease) increase in cash and cash equivalents	(60,764)	2,172,189
Cash and cash equivalents at the beginning of the period	5,082,308	7,075,758
Cash and cash equivalent at the end of the period	$ 5,021,544	$ 9,247,947